Kenneth N. Crowley
Vice President & Associate General Counsel
Law Department

Delaware Life Insurance Company
230 Third Avenue, 6th Floor
Waltham, MA 02451
Tel: 781-790-8774
Kenneth.crowley@delawarelife.com

May 1, 2025

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)
Delaware Life Variable Account F (“Registrant”)
File Nos. 333-168712 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of prospectus and statement of additional information for the above-captioned Registrant, each dated May 1, 2025, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 22.  Post-Effective Amendment No. 22 was filed electronically with the Securities and Exchange Commission via EDGAR on April 29, 2025.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
Vice President & Associate General Counsel